Supplemental Cash Flow Disclosures Supplemental Cash Flow Disclosures - MEC (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Interest Paid, Net	$ 154	$ 144	$ 109
Income Taxes Received, Net	629	149	36
Accruals related to property, plant and equipment	$ 249	$ 128	$ 117